Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum lease payments
2013	$208,057
2014	$260,376
2015	$173,500
2016	$167,628
2017	$41,907

Future minimum rental payments are as follows for the year ending December 31, 2012:

Year ending	Future minimum rental payments
2012 (payment in arrears)	$61,552
2013	$283,570
2014	$258,771
2015	$173,395
2016	$167,628
2017	$41,907
2018 & Thereafter	$-